Transfers of Residential Loans - Summary of Cash Flows Related to Transfers of Residential Loans Accounted for as Sales (Detail) (Residential Loan Transfers Accounted for as Sales [Member], USD $)
In Thousands, unless otherwise specified
	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Residential Loan Transfers Accounted for as Sales [Member]
Residential Loan Transfers Line Items
Proceeds received from transfers	$ 4,032,603	$ 3,461,692	$ 8,080,346	$ 3,585,745	$ 15,293,601	$ 15,985
Servicing fees collected	15,634	426	26,751	447	11,212
Purchases of previously transferred loans	$ 4,953	$ 0	$ 4,953	$ 0